ACQUISITIONS (Details) - USD ($)		12 Months Ended
	Jul. 26, 2021	Dec. 31, 2021
Fair value of net assets acquired
Goodwill impairment expense		$ 430,000
InSilico
Acquisitions
Interest percentage acquired	100.00%
Common shares issued for Insilico Solutions LLC Membership Purchase Agreement (in shares)	50,189
Restricted stock units granted	33,177
Fair value of purchase consideration
Fair value of common stock issued to Seller	$ 400,000
Fair value of restricted stock units granted	140,000
Fair value of purchase consideration	540,000
Fair value of net assets acquired
Cash	84,000
Accounts receivable	26,000
Fixed asset	1,000
Goodwill	430,000
Other current liabilities	(1,000)
Fair value of net assets acquired	$ 540,000
Goodwill impairment expense		$ 430,000